Fair Value Measurement - Summary of Financial Assets and Liabilities Subject to Fair Value Measurements on Recurring Basis (Details) - Recurring - USD ($) $ in Thousands		Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value assets		$ 1,526,926		$ 989,561		$ 125,762
Total fair value Liabilities		288,039		689,699		1,860
Assumed Public Common Stock Warrants
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value Liabilities		66,860		436,999
Assumed Private Placement Common Stock Warrants
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value Liabilities		221,179		252,700
Convertible Preferred Stock Warrant Liabilities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value Liabilities						1,860
Money Market Fund
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value assets	[1]	755,825		12,235		5,163
Marketable Securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value assets		771,101	[2]	977,326	[3]	120,599	[4]
Level 1
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value assets		755,825		12,235		5,163
Total fair value Liabilities		66,860		436,999
Level 1 | Assumed Public Common Stock Warrants
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value Liabilities		66,860		436,999
Level 1 | Money Market Fund
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value assets	[1]	755,825		12,235		5,163
Level 2
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value assets		771,101		977,326		120,599
Total fair value Liabilities		221,179		252,700
Level 2 | Assumed Private Placement Common Stock Warrants
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value Liabilities		221,179		252,700
Level 2 | Marketable Securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value assets		$ 771,101	[2]	$ 977,326	[3]	120,599	[4]
Level 3
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value Liabilities						1,860
Level 3 | Convertible Preferred Stock Warrant Liabilities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value Liabilities						$ 1,860

[1]	Money market funds are included in Cash and cash equivalents on the Consolidated Balance Sheet.
[2]	As of December 31, 2020, marketable securities with original maturities of three months or less of $105.2 million, are included in cash and cash equivalents on the Condensed Consolidated Balance Sheet. As of March 31, 2021, there were no marketable securities with original maturities of three months or less included in cash and cash equivalents on the Condensed Consolidated Balance Sheet
[3]	Marketable securities with original maturities of three months or less, in the amount of $105.2 million and $18.7 million, are included in Cash and cash equivalents on the Consolidated Balance Sheet as of December 31, 2020 and December 31, 2019, respectively. As of December 31, 2020, marketable securities with original maturities of three months or less of $105.2 million, are included in cash and cash equivalents on the Condensed Consolidated Balance Sheet. As of March 31, 2021, there were no marketable securities with original maturities of three months or less included in cash and cash equivalents on the Condensed Consolidated Balance Sheet
[4]	Marketable securities with original maturities of three months or less, in the amount of $105.2 million and $18.7 million, are included in Cash and cash equivalents on the Consolidated Balance Sheet as of December 31, 2020 and December 31, 2019, respectively.